Fair Value Measurement Hierarchy - Summary of Fair Value Hierarchy, Valuation Techniques And Inputs (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Derivative instruments - hedge instruments | Financial liabilities designated as a hedge instrument at fair value | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows	Forward foreign currency exchange rates, interest rates to discount future cash flows
Market value techniques | Volume Weight Average Price of the Company shares over 30 trading days | Liability for put options with non-controlling interests | Financial liabilities at fair value | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques	Market value techniques
Inputs used	Volume Weight Average Price of the Company shares over 30 trading days	Volume Weight Average Price of the Company shares over 30 trading days
Market value techniques | Market value of warrants | Derivative instruments - public share warrants | Financial liabilities at fair value through profit or loss | Level 1
Financial liabilities measured at amortised cost
Valuation technique	Market value techniques	Market value techniques
Inputs used	Market value of warrants	Market value of warrants
Market value techniques | Market Value of Investment | Financial assets measured at fair value through profit or loss | Investments | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques	Market value techniques
Inputs used	Market value of investments	Market value of investments
Black Scholes method | Interest rates to discount future cash flows, share price and public share warrant price | Derivative instruments - private share warrants | Financial liabilities at fair value through profit or loss | Level 2
Financial liabilities measured at amortised cost
Valuation technique	Black Scholes method	Black Scholes method
Inputs used	Interest rates to discount future cash flows, share price and public share warrant price	Interest rates to discount future cash flows, share price and public share warrant price
Derivative instruments - hedge instruments | Market value techniques | Forward foreign currency exchange rates, interest rates to discount future cash flows | Financial assets designated as a hedge instrument at fair value | Level 2
Financial assets measured at amortised cost
Valuation technique	Market value techniques	Market value techniques
Inputs used	Forward foreign currency exchange rates, interest rates to discount future cash flows	Forward foreign currency exchange rates, interest rates to discount future cash flows